Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Schedule of Acquisition was Accounted for Business Combination	The equity interest transferred to ABVC and BioLite Taiwan on December 15, 2023.
Cash and cash equivalents	S	-
Total assets acquired		-
Accrued expense		(243,888)
Due to Director		(498)
Total liabilities acquired		(243,386)
Total consideration (Intangible assets)		-